Long-Term Debt, Net	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Long-Term Debt, net

12        Long-Term Debt, net

            Long-term debt in the consolidated statement of financial position is analysed as follows:

	Borrower	Loan Balance	Unamortized Debt Discount	Total Borrowings
(a)	Devocean Maritime Ltd., Domina Maritime Ltd. & Dulac Maritime S.A.	22,163	(46)	22,117
(c)	Globus Maritime Ltd.	1,500	-	1,500
(d)	Artful Shipholding S.A. & Longevity Maritime Limited	13,500	(249)	13,251

	Total at December 31, 2018	37,163	(295)	36,868
	Less: Current Portion	(35,663)	295	(35,368)
	Long-Term Portion	1,500	-	1,500

	Total at December 31, 2017	41,660	(122)	41,538
	Less: Current Portion	(41,660)	122	(41,538)
	Long-Term Portion	-	-	-

(a)     In February 2015, Devocean Maritime Ltd., Domina Maritime Ltd and Dulac Maritime S.A. (“Devocean et al.”), vessel owning companies of m/v River Globe, m/v Sky Globe and m/v Star Globe, respectively, entered into a loan agreement for up to $30,000 with Hamburg Commercial Bank AG (formerly known as HSH Nordbank AG) (the “Bank”) for the purpose of partially prepaying the then outstanding secured reducing revolving credit facility with Credit Suisse AG. The loan facility is in the names of Devocean Maritime Ltd., Domina Maritime Ltd and Dulac Maritime S.A. as the borrowers and is guaranteed by Globus (“Guarantor”). The loan facility bears interest at LIBOR plus a margin of 3.00% for interest periods of three months and 3.10% for interest periods of one month. This Hamburg Commercial loan facility was referred as HSH Loan Facility in previous reports of the Company and it continued to be the same facility as the Bank changed its name from HSH Nordbank AG to Hamburg Commercial Bank AG in February 2019.

On March 3, 2015, Devocean et al. drew down $29,405 as analyzed below and the Company prepaid $30,000 to Credit Suisse AG reducing the balance due to Credit Suisse AG to $5,000, which was settled in July 2015.

Tranche (A) of $8,580 for the purpose of prepaying to Credit Suisse AG the amount outstanding with respect to the m/v River Globe. The balance outstanding of tranche (A) at December 31, 2018, was $6,095 payable in 4 equal quarterly installments of $239 starting, March 2019, as well as a balloon payment of $5,139 due together with the 4th and final installment due in December 2019.

Tranche (B) of $10,100 for the purpose of prepaying to Credit Suisse AG the amount outstanding with respect to the m/v Sky Globe. The balance outstanding of tranche (B) at December 31, 2018, was $7,697 payable in 4 equal quarterly installments of $230 starting, March 2019, as well as a balloon payment of $6,777 due together with the 4th and final installment due in December 2019.

Tranche (C) of $10,725 for the purpose of prepaying to Credit Suisse AG the amount outstanding with respect to the m/v Star Globe. The balance outstanding of tranche (C) at December 31, 2018, was $8,371 payable in 4 equal quarterly installments of $224 starting, March 2019, as well as a balloon payment of $7,475 due together with the 4th and final installment due in December 2019.

The loan is secured by, among other things:

  First preferred mortgage over m/v River Globe, m/v Sky Globe and m/v Star Globe.
  Guarantees from the vessel owning companies and from Globus.
  First preferred assignment of all insurances and earnings of the mortgaged vessels.
  Assignment of charter in respect of each vessel and an assignment of any guarantee or security in respect of such charters.
  Assignment of any related hedging agreements.

The original loan agreement contains various covenants requiring the vessels owning companies and Globus to ensure that:

  the aggregate fair market value of the mortgaged vessels must equal or exceed 125% of the outstanding balance under the loan agreement.
  the ratio of the Company’s total liabilities to its market adjusted total assets shall not exceed 75%.
  the Company maintains a minimum market adjusted net worth of more than or equal $30,000.
  the vessel owning subsidiaries must each maintain a minimum liquidity of $250 in an account pledged to the bank, the Company shall maintain a minimum liquidity of greater than 5% of its consolidated indebtedness.

On July 10, 2017, the Company entered a Second Supplemental Agreement for the period from March 4, 2017 to March 3, 2018. The main points agreed in this Second Supplemental Agreement were:

  Additional deferrals to the last scheduled repayment date of the principal amount of the loan during the period from June 3, 2016 through March 3, 2018, of $956 in relation to Devocean, $920 in relation to Domina, and $898 in relation to Dulac.
  Deferral fee of 2.5 per cent per annum on the additional deferred amounts calculated from March 4, 2017 until March 3, 2018.
  Prepayment of $1,000 on or before September 27, 2017, which has been settled.
  Undertaking that the Company to raise at least $1,800 from its shareholders by December 31, 2017, which has been satisfied.
  Restriction of the borrowers to make distributions or other payments to the Company so long as such additional deferred amounts remain outstanding.
  Waiver from June 3, 2016 through March 3, 2018, of the requirement that the Company maintains a net worth of at least $30,000 and holds cash on a consolidated basis with its subsidiaries of at least 5% of their consolidated indebtedness.

As of December 31, 2017, the Company was in compliance with the covenants of Hamburg Commercial Bank AG loan agreement, as amended and in effect.

During 2018 and after the expiration of the Second Supplemental Agreement, the Company did not obtain further waivers and the breached covenants contained in this loan agreement constituted an event of default. Although the loan matures and is to be settled in full through December 2019, due to the event of default, Hamburg Commercial Bank AG can elect to declare the outstanding debt, together with accrued interest and other fees, to be immediately due and payable and proceed against the collateral securing that debt. Until the date of issuance of these consolidated financial statements no such action had been taken by the lender against the Company.

As of December 31, 2018, the Company was not in compliance with the loan covenants of the Hamburg Commercial Bank AG loan agreement. In more detail:

  The aggregate amount of cash held by the Company on a consolidated basis should, on each day, exceed an amount in dollars equal to 5% of the Total Indebtedness. The Company’s cash as of December 31, 2018, was $46 whereas it should have been $1,893.
  Tangible Net Worth should not at any time be less than $30,000. As of December 31, 2018, the Company’s Tangible Net Worth was $13,550.
  The ratio of Total Liabilities to the Market Value Adjusted Assets should at all times be less than 0.75:1.00. The Company’s ratio as of December 31, 2018, was 0.77:1.00.

  The Borrowers should maintain in the Minimum Liquidity Account at all times cash balances in an aggregate amount of no less than Two hundred and fifty thousand dollars ($250) per Mortgaged Ship; therefore, it should have $750 for the three vessels. The Company had $600 as restricted cash as of December 31, 2018,

(b)    In June 2011, Globus through its wholly owned subsidiaries, Artful Shipholding S.A. (“Artful”) and Longevity Maritime Limited (“Longevity”), entered into the DVB Loan Agreement for an amount up to $40,000 with DVB Bank SE and used funds borrowed thereunder to finance part of the purchase price for the m/v Moon Globe and m/v Sun Globe.

In June 2011, $19,000 was drawn down (Tranche A) for the purpose of partly financing the acquisition of the m/v Moon Globe and in September 2011, $18,000 was drawn (Tranche B) for the purpose of partly financing the acquisition of the m/v Sun Globe. As at December 13, 2018, the balance of both tranches of $15,010 was fully repaid using the proceedings from the new loan agreements with Macquarie Bank International Limited and Firment Shipping Inc.

(c)     In November 2018, Globus Maritime Limited entered into a credit facility for up to $15,000 with Firment Shipping Inc., an affiliate of the Company’s chairman, for the purpose of financing its general working capital needs (Note 4). The Firment Shipping Credit Facility is unsecured and remains available until its final maturity date at November 19, 2020. The Company has the right to drawdown any amount of up to $15,000 or prepay any amount in multiples of $100. Any prepaid amount can be re-borrowed in accordance with the terms of the facility. Interest on drawn and outstanding amounts is charged at 7% per annum and no commitment fee was charged on the amounts remaining available and undrawn. Interest is payable the last day of a period of three months after the drawdown date, after this period in case of failure to pay any sum due, a default interest of 2% per annum above the regular interest is charged.

Globus also has the right, in its sole option, to convert in whole or in part the outstanding unpaid principal amount and accrued but unpaid interest under the Firment Shipping Credit Facility into common stock. The conversion price shall equal the higher of (i) the average of the daily dollar volume-weighted average sale price for the common stock on the principal market on any trading day during the period beginning at 9.30 a.m. New York City time and ending at 4.00 p.m. (“VWAP”) over the pricing period multiplied by 80%, where the “Pricing Period” equals the ten consecutive trading days immediately preceding the date on which the conversion notice was executed or (ii) Two US Dollars and Eighty Cents ($2.80).

As per the conversion clause included in the Firment Shipping Credit Facility, the Company has recognized this agreement as a hybrid agreement which includes an embedded derivative. This embedded derivative was separated to the derivative component and the non-derivative host. The derivative component is shown separately from the non-derivative host in the consolidated statement of financial position at fair value. The changes in the fair value of the derivative financial instrument are recognized in the consolidated statement of comprehensive loss. For the year ended December 31, 2018, the amount drawn and outstanding with respect to Firment Shipping Credit Facility was $2,200. The non-derivative host was classified under “long-term borrowings” in the consolidated statement of financial position and was $1,500 and the derivative component that was initially recognized amounted to $700 and was classified under “fair value of derivative financial instruments” in the consolidated statement of financial position. For the year ended December 31, 2018, the Company recognized a loss on this derivative financial instrument amounting to $131, which was classified under “loss on derivative financial instruments” in the consolidated statement of comprehensive loss.

As of December 31, 2018, there was an amount of $12,800 available to be drawn under the Firment Shipping Credit Facility.

The Firment Shipping Credit Facility requires that Athanasios Feidakis remain our Chief Executive Officer and that Firment Shipping maintains at least a 40% shareholding in Globus, other than due to actions taken by Firment Shipping, such as sales of shares.

As of December 31, 2018, the Company in compliance with the loan covenants of the Firment Shipping Credit Facility.

(d)     In December 2018, Globus through its wholly owned subsidiaries, Artful Shipholding S.A. (“Artful”) and Longevity Maritime Limited (“Longevity”), entered into the Macquarie Loan Agreement for an amount up to $13,500 with Macquarie Bank International Limited and used funds borrowed thereunder to refinance part of the repayment of the existing DVB Loan Agreement for the m/v Moon Globe and m/v Sun Globe. Globus acts as guarantor for this loan.

In December 2018, $6,000 (Artful Advance) and $7,500 (Longevity Advance) were drawn down for the purpose of partly refinancing the existing DVB Loan Agreement for m/v Moon Globe and m/v Sun Globe, respectively.

Artful Advance is payable in 20 quarterly installments of approximately $222, starting in March 2019 and a balloon payment of approximately $1,560 payable together with the 20th and last installment payable in December 2023.

Longevity Advance is payable in 20 quarterly installments of approximately $221, starting in March 2019 and a balloon payment of approximately $3,080 payable together with the 20th and last installment payable in December 2023.

The loan is secured by, among other things:

  First preferred mortgage over m/v Moon Globe and m/v Sun Globe.
  Guarantees from the vessel owning companies and from Globus.
  Assignment of all insurances and earnings of the mortgaged vessels.
  Account pledges respecting the minimum liquidity accounts and operating accounts of the Company described in the loan agreement.

The original loan agreement and/or the original Globus guarantee contains various covenants requiring the vessels owning companies and/or Globus to, amongst others things, ensure that:

                   The aggregate fair market value of the m/v Sun Globe and the m/v Moon Globe must equal or exceed 160% of the outstanding balance under the loan.
                   The vessel owning subsidiaries must each maintain a minimum liquidity of $375 in an account pledged to the bank per vessel owned by the Company.
                   Each Borrower shall ensure that it has a Dry Dock Reserve Account which is credited with sufficient funding to cover the forecast dry-docking, special survey and ballast water compliance expenses for each Ship at least three months prior to the date such expenses are to be incurred such forecasted expenses.

As of December 31, 2018, the Company was in compliance with the covenants of Macquarie Loan Agreement.

As the Company has breached the covenants contained in the Hamburg Commercial Bank AG loan agreement referred to above which constitutes an event of default. Due to the cross-default provisions included in Macquarie Loan Agreement, the Company’s lender can elect to declare the outstanding debt, together with accrued interest and other fees, to be immediately due and payable and proceed against the collateral securing that debt. Until the date of issuance of these consolidated financial statements no such action had been taken by the lender against the Company.

(e)     In January 2016, Globus Maritime Limited entered into a credit facility for up to $3,000 with Silaner Investments Limited, an affiliate of the Company’s chairman, for the purpose of financing its general working capital needs (Note 4). The Silaner Credit Facility was unsecured and remained available until its final maturity date on January 12, 2018. The Company had the right to drawdown any amount up to $3,000 or prepay any amount in multiples of $100. Any prepaid amount could have been re-borrowed in accordance with the terms of the facility. Interest on drawn and outstanding amounts was charged at 5% per annum and no commitment fee was charged on the amounts remaining available and undrawn.

In connection with the February 2017 private placement, as further discussed in note 4, a loan amendment agreement was entered into by the Company with Silaner Investments Limited, the lender of the Silaner Credit Facility. Silaner Investments Limited released an amount equal to the outstanding principal of $3,115 (but left an amount equal to $74 outstanding, which continued to accrue under the Silaner Credit Facility as though it were principal) of the Silaner Credit Facility and the Company issued to Firment Shipping Inc., an affiliate of Silaner Investments Limited, 311,500 common shares and a warrant to purchase 114,944 common shares at a price of $16 per share. During 2017, the Company drew down $ 280 under this facility and, before the end of the year, Globus repaid the outstanding amount on the Silaner Credit Facility in its entirety. As of December 31, 2017, no amount was drawn and outstanding with respect to the facility. The Silaner Credit Facility terminated at January 12, 2018.

(f)      In December 2013, Globus entered into a credit facility for up to $4,000 with Firment Trading Limited, an affiliate of the Company’s chairman, for the purpose of financing its general working capital needs (“Firment Credit Facility”). Effective from December 2014, through a supplemental agreement in April 2015, the credit limit of the facility increased from $4,000 to $8,000 and in December 2015, through a second supplemental agreement, the credit limit of the facility increased from $8,000 to $20,000. In December 2015, through a third supplemental agreement, the Firment Credit Facility was assigned from Firment Trading Limited, a Cypriot company, to Firment Trading Limited, a Marshall Islands corporation, each of which is an affiliate of the Company’s chairman. The Company had the right to drawdown any amount up to $20,000 or prepay any amount, during the availability period, in multiples of $100.

In connection with the February 2017 private placement, as further discussed in note 4, a loan amendment agreement was entered into by the Company with Firment Trading Limited, the lender of the Firment Credit Facility, which then had an outstanding principal amount of $18,524. Firment Trading Limited released an amount equal to $16,885 (but left an amount equal to $1,639 outstanding, which continued to accrue under the Firment Credit Facility as though it were principal) of the Firment Credit Facility and the Company issued to Firment Shipping Inc., an affiliate of Firment Trading Limited, 1,688,500 common shares and a warrant to purchase 623,058 common shares at a price of $16 per share. Subsequent to the closing of the February 2017 private placement, Globus repaid the outstanding amount on the Firment Credit Facility in its entirety. The Firment Credit Facility was terminated on April 12, 2017.

The contractual annual loan principal payments per bank loan to be made subsequent to December 31, 2018, assuming that the banks will not demand the repayment of the loans before their maturity, were as follows:

	(a)	(c)	(d)
	Hamburg Commercial Bank AG	Firment Shipping Inc.	Macquarie Bank International Limited		Total
December 31			Advance (A)	Advance (B)
2019	22,163	-	889	882	23.934
2020	-	2,200	889	882	3.971
2021	-	-	889	882	1.771
2022	-	-	889	882	1.771
2023 and thereafter	-	-	2,444	3.972	6.416
Total	22,163	2,200	6,000	7,500	37.863

The contractual annual loan principal payments per bank loan to be made subsequent to December 31, 2017, assuming that the banks would not demand the repayment of the loans before their maturity, were as follows:

	(a)	(b)
	Hamburg Commercial Bank AG	DVB Bank		Total
December 31		Tranche (A)	Tranche (B)
2018	2,774	8,380	1,249	12,403
2019	22,163	-	7,094	29,257
2020 and thereafter	-	-	-	-
Total	24,937	8,380	8,343	41,660

             The weighted average interest rate for the years ended December 31, 2018 and 2017, was 4.97% and 3.8%, respectively.